Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

2014 Plan — In 2014, the Board of Directors approved the adoption of the 2014 Stock Incentive Plan (the “Plan”). The Plan allows for the award of incentive and nonqualified stock options, restricted stock, and other stock-based awards to employees, officers, directors, consultants, and advisors of the Company. Awards may be made under the Plan for up to 4,830,591 shares of Class B common stock. The Board of Directors administers the Plan and determines the exercise price of options, purchase price for restricted stock, the rates at which awards vest, and the other terms and conditions of the awards. Options and restricted stock generally vest 25% upon the first anniversary of the grant date and at the rate of 6.25% per quarter thereafter over a three-year period for employees or over the service period for nonemployees and expire 10 years from the date of grant.

The Company grants stock options to employees at exercise prices deemed by the Board of Directors to be equal to the fair value of the common stock at the time of grant. The fair value of the Company’s stock options and warrants on the date of grant is determined by a Black-Scholes pricing model utilizing key assumptions such as stock price, expected volatility and expected term. The Company’s estimates of these assumptions are primarily based on the fair value of the Company’s stock, historical data, peer company data and judgement regarding future trends. The fair value of the Company’s common stock has been determined by the Board of Directors at each award grant date based upon a variety of factors, including the results obtained from a third-party valuation, the Company’s financial position and historical financial performance, the status of technological development within the Company’s proposed products, the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock, including convertible preferred stock, the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others, as the Company’s common stock is not actively traded.

During the three and six months ended June 30, 2021, the Company granted options to purchase 89,000, and 1,148,758 shares, respectively of common stock, to employees and consultants with a fair value of $532 and $4,657, respectively, calculated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Risk-free interest rate	1.11% – 1.13%	0.45% – 1.13%
Expected lives, in years	5.99 – 6.08	5.20 – 6.11
Dividend yield	—%	—%
Expected volatility	70.64% – 70.92%	69.66% – 71.02%
Fair value of Common Stock	$9.50	$6.26 – $9.50

The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of the related stock options. The expected life of employee and non-employee stock options was calculated using the average of the contractual term of the option and the weighted-average vesting period of the option, as the Company does not have sufficient history to use an alternative method to calculate an expected life for employees. The Company does not pay a dividend and is not expected to pay a dividend in the foreseeable future. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar public companies.

At June 30, 2021, the total gross unrecognized stock-based compensation expense related to unvested stock options aggregated $4,922. The costs remaining as of June 30, 2021 are expected to be recognized over a weighted-average period of 3.16.

Total stock-based compensation expense related to all of the Company’s stock-based awards granted is reported in the statements of operations as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$145	$60	$256	$133
Sales and marketing	21	0	36	(19)
General and administrative	203	21	333	44
Total	$369	$81	$625	$158

The Company plans to generally issue previously unissued shares of common stock for the exercise of stock options.

There were 776,458 shares available for award under the Plan at June 30, 2021.

The option activity of the Plan for the three and six months ended June 30, 2021, is as follows:

	Options	Exercise Price	Remaining Contractual Life (in Years)
Outstanding at January 1, 2021	2,695,482	$1.01	7.89
Granted	1,148,758	6.51	9.40
Exercised	(132,207)	0.84	3.86
Repurchased, cancelled, forfeited, or expired	(120,522)	2.39	—
Options vested and expected to vest at June 30, 2021	3,591,511	$2.73	8.07

The weighted-average grant date fair value for options granted during the three and six months ended June 30, 2020 was $0.82 for both periods. The aggregate intrinsic value of options exercised during the three and six months ended June 30, 2020 was $0 for both periods.

The weighted-average grant date fair value for options granted during the three and six months ended June 30, 2021 was $5.97 and $4.05, respectively. The aggregate intrinsic value of options exercised during the three and six months ended June 30, 2021 was $31 and $65, respectively.

Common Stock Reserved for Future Issuance

As of June 30, 2021 and December 31, 2020, the Company has reserved the following shares of Common Stock for future issuance:

	As of
	June 30, 2021	December 31, 2020
Common Stock options outstanding	3,592	2,695
Shares available for issuance under the Plan	699	1,728
Warrants	77	77
Class A shares	6,000	6,000
Convertible Preferred Stock outstanding	20,177	20,177
Convertible Preferred Stock available	1,395	1,395
Total shares of authorized Common Stock reserved for future issuance	31,940	32,072

10. Stock-based Compensation

2014 Plan — In 2014, the Board of Directors approved the adoption of the 2014 Stock Incentive Plan (the “Plan”). The Plan allows for the award of incentive and nonqualified stock options, restricted stock, and other stock-based awards to employees, officers, directors, consultants, and advisors of the Company. Awards may be made under the Plan for up to 4,830,591 shares of Class B common stock. The Board of Directors administers the

Plan and determines the exercise price of options, purchase price for restricted stock, the rates at which awards vest, and the other terms and conditions of the awards. Options and restricted stock generally vest 25% upon the first anniversary of the grant date and at the rate of 6.25% per quarter thereafter over a three-year period for employees or over the service period for nonemployees and expire 10 years from the date of grant.

The Company grants stock options to employees at exercise prices deemed by the Board of Directors to be equal to the fair value of the common stock at the time of grant. The fair value of the Company’s stock options and warrants on the date of grant is determined by a Black-Scholes pricing model utilizing key assumptions such as stock price, expected volatility and expected term. The Company’s estimates of these assumptions are primarily based on the fair value of the Company’s stock, historical data, peer company data and judgement regarding future trends. The fair value of the Company’s common stock has been determined by the Board of Directors at each award grant date based upon a variety of factors, including the results obtained from a third-party valuation, the Company’s financial position and historical financial performance, the status of technological development within the Company’s proposed products, the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock, including convertible preferred stock, the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others, as the Company’s common stock is not actively traded.

During the years ended December 31, 2020 and 2019, the Company granted options to purchase 1,035,615 and 1,188,093 shares, respectively of common stock, to employees and consultants with a fair value of $842 and $805, respectively, calculated using the Black-Scholes option-pricing model with the following assumptions:

	2020	2019
Risk-free interest rate	0.26% – 0.53%	1.44% – 1.87%
Expected lives, in years	5.00 – 6.08	5.07 – 6.13
Dividend yield	—%	—%
Expected volatility	67.45% – 70.36%	56.18% – 60.17%
Fair value of Common Stock	$1.34	$1.22

The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of the related stock options. The expected life of employee and non-employee stock options was calculated using the average of the contractual term of the option and the weighted-average vesting period of the option, as the Company does not have sufficient history to use an alternative method to calculate an expected life for employees. The Company does not pay a dividend and is not expected to pay a dividend in the foreseeable future. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar public companies.

At December 31, 2020 and 2019, the total gross unrecognized stock-based compensation expense related to unvested stock options aggregated $1,065 and $869, respectively. The costs remaining as of December 31, 2020 and 2019 are expected to be recognized over a weighted-average period of 3.18 and 3.03 years, respectively.

Total stock-based compensation expense related to all of the Company’s stock-based awards granted is reported in the statements of operations as follows:

	2020	2019
Research and development	$335	$220
Sales and marketing	(6)	31
General and administrative	119	86
Total	$448	$336

The Company plans to generally issue previously unissued shares of common stock for the exercise of stock options.

There were 1,804,694 shares available for award under the Plan at December 31, 2020.

The option activity of the Plan for the years ended December 31, 2019 and 2020, are as follows:

	Options	Weighted-Average
		Exercise Price	Remaining Contractual Life (in Years)
Outstanding at January 1, 2019	1,407,669	$0.51	6.74
Granted	1,188,093	1.22	9.62
Exercised	(77,605)	0.39	5.57
Repurchased, cancelled, forfeited, or expired	(80,000)	0.73	—
Outstanding at January 1, 2020	2,438,157	$0.86	8.40
Granted	1,035,615	1.34	9.77
Exercised	(132,456)	0.32	3.07
Repurchased, cancelled, forfeited, or expired	(645,834)	1.10	—
Outstanding at December 31, 2020	2,695,482	$1.01	7.89
Options vested – December 31, 2020	1,178,984	$0.68	6.06
Options vested and expected to vest at December 31, 2020	2,695,482	$1.01	7.89

The weighted-average grant date fair value for options granted during 2020 and 2019 was $0.81 and $0.68, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2020 and 2019, was $33 and $18, respectively.

Common Stock Reserved for Future Issuance

As of December 31, 2020 and 2019, the Company has reserved the following shares of Common Stock for future issuance:

	Year Ended December 31,
	2020	2019
Common Stock options outstanding	2,695	2,438
Shares available for issuance under the Plan	1,728	457
Warrants	77	—
Class A shares	6,000	6,000
Convertible Preferred Stock outstanding	20,177	16,034
Convertible Preferred Stock available	1,395	—
Total shares of authorized Common Stock reserved for future issuance	32,072	24,929